Income Taxes (Tables)	12 Months Ended
Dec. 31, 2012
Income Taxes
Schedule of movements of unrecognized tax benefits

RMB
Balance as of January 1, 2010	2,537
Gross increase in prior-period tax positions	2,982
Balance as of December 31, 2010	5,519
Gross increase in prior-period tax positions	38,067
Balance as of December 31, 2011	43,586
Gross increase in prior-period tax positions	4,003
Balance as of December 31, 2012	47,589

Schedule of income tax expenses
	Year Ended December 31,
	2010	2011	2012
	RMB	RMB	RMB
Current tax expense	87,812	100,461	56,467
Deferred tax expense (income)	1,313	(16,431)	(6,094)
Income tax expense	89,125	84,030	50,373

Schedule of principal components of the deferred income tax assets and liabilities

	As of December 31,
	2011	2012
	RMB	RMB
Current deferred tax assets:
Operating loss carry forward	4,276	4,942
Other	3,093	—
Less: valuation allowances	—	—
Current deferred tax asset, net	7,369	4,942

Non-current deferred tax assets:
Operating loss carry forward	15,748	22,826
Other	—	—
Less: valuation allowances	(13,856)	(18,859)
Non-current deferred tax asset, net	1,892	3,967
Total	9,261	8,909

Deferred tax liabilities:
Intangible assets, net	11,944	8,592
Investment income	18,162	18,162
Total	30,106	26,754

Reconciliation between the provision for income taxes computed by applying the PRC enterprise income rate of 25% to net income (loss) before income taxes and income of affiliates and discontinued operations, and the actual provision for income taxes

	Year Ended December 31,
	2010	2011	2012
	RMB	RMB	RMB
Net income (loss) before income taxes and income of affiliates and discontinued operations	462,886	(674,306)	160,452
PRC statutory tax rate	25%	25%	25%
Income tax at statutory tax rate	115,722	(168,576)	40,113
Expenses not deductible for tax purposes:
Entertainment	607	659	668
Goodwill and unamortized intangible asset impairment	—	255,272	—
Other	1,130	3,579	3,312
Tax exemption and tax relief:
Tax rate differentials	(30,799)	(30,140)	(3,947)
Change in valuation allowance	(92)	13,654	5,003
Uncertain tax provisions	2,981	8,367	4,003
Other	(424)	1,215	1,221
Income tax expense	89,125	84,030	50,373